Nuveen Equity Long/Short Fund
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 102.6%
	COMMON STOCKS – 102.6%
	Aerospace & Defense – 2.6%
4,000	Boeing Co, (2)	$988,080
5,700	Huntington Ingalls Industries Inc	1,232,397
24,300	Textron Inc	1,663,821
	Total Aerospace & Defense	3,884,298
	Air Freight & Logistics – 1.8%
5,500	FedEx Corp	1,731,455
6,650	XPO Logistics Inc, (2)	977,085
	Total Air Freight & Logistics	2,708,540
	Automobiles – 0.6%
1,475	Tesla Inc, (2)	922,200
	Banks – 5.0%
44,000	Fifth Third Bancorp	1,854,160
9,800	JPMorgan Chase & Co	1,609,552
33,000	US Bancorp	2,005,740
41,500	Wells Fargo & Co	1,938,880
	Total Banks	7,408,332
	Beverages – 1.3%
20,400	Monster Beverage Corp, (2)	1,923,108
	Biotechnology – 6.3%
63,500	Alkermes PLC, (2)	1,439,545
3,700	Biogen Inc, (2)	989,676
17,300	Gilead Sciences Inc	1,143,703
14,400	Horizon Therapeutics Plc, (2)	1,319,904
9,800	Seagen Inc, (2)	1,522,430
8,200	United Therapeutics Corp, (2)	1,524,380
6,800	Vertex Pharmaceuticals Inc, (2)	1,418,684
	Total Biotechnology	9,358,322
	Building Products – 2.0%
32,600	Carrier Global Corp	1,497,318
14,200	Owens Corning	1,514,430
	Total Building Products	3,011,748
	Capital Markets – 2.5%
4,900	Goldman Sachs Group Inc	1,822,898

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
20,800	Morgan Stanley	$1,891,760
	Total Capital Markets	3,714,658
	Chemicals – 2.6%
14,500	DuPont de Nemours Inc	1,226,555
5,900	Linde PLC	1,773,540
17,000	Olin Corp	831,130
	Total Chemicals	3,831,225
	Communications Equipment – 1.6%
45,000	Cisco Systems Inc	2,380,500
	Construction Materials – 1.0%
10,500	Eagle Materials Inc, (2)	1,540,980
	Consumer Finance – 1.2%
10,800	Capital One Financial Corp	1,736,424
	Electrical Equipment – 0.9%
7,100	Hubbell Inc	1,353,544
	Entertainment – 1.0%
16,100	Activision Blizzard Inc	1,565,725
	Equity Real Estate Investment Trust – 4.0%
6,500	American Tower Corp	1,660,490
10,100	Extra Space Storage Inc	1,513,081
11,700	Simon Property Group Inc	1,503,333
33,000	Weyerhaeuser Co	1,252,680
	Total Equity Real Estate Investment Trust	5,929,584
	Food & Staples Retailing – 1.3%
13,500	Walmart Inc	1,917,405
	Food Products – 4.0%
23,500	Archer-Daniels-Midland Co	1,563,455
20,800	Bunge Ltd	1,805,856
25,200	Mondelez International Inc	1,600,956
39,000	Pilgrim's Pride Corp, (2)	937,560
	Total Food Products	5,907,827
	Health Care Equipment & Supplies – 1.3%
7,600	Danaher Corp	1,946,664
	Health Care Providers & Services – 5.6%
4,500	Anthem Inc	1,791,990
12,000	Centene Corp, (2)	883,200

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
6,200	Cigna Corp	$1,604,870
3,350	Humana Inc	1,466,295
6,200	UnitedHealth Group Inc	2,553,904
	Total Health Care Providers & Services	8,300,259
	Household Durables – 2.0%
52,000	Newell Brands Inc	1,491,880
6,300	Whirlpool Corp	1,493,667
	Total Household Durables	2,985,547
	Household Products – 1.5%
20,300	Energizer Holdings Inc	934,612
15,200	Spectrum Brands Holdings Inc	1,351,128
	Total Household Products	2,285,740
	Interactive Media & Services – 4.1%
1,565	Alphabet Inc, (2)	3,688,470
7,600	Facebook Inc, (2)	2,498,348
	Total Interactive Media & Services	6,186,818
	Internet & Direct Marketing Retail – 3.6%
1,290	Amazoncom Inc, (2)	4,157,760
7,000	Etsy Inc, (2)	1,153,110
	Total Internet & Direct Marketing Retail	5,310,870
	IT Services – 1.2%
6,200	Accenture PLC	1,749,392
	Leisure Products – 0.9%
12,700	Brunswick Corp/DE	1,298,321
	Life Sciences Tools & Services – 2.0%
47,000	Avantor Inc, (2)	1,511,050
6,300	IQVIA Holdings Inc, (2)	1,513,008
	Total Life Sciences Tools & Services	3,024,058
	Machinery – 3.8%
10,300	AGCO Corp	1,425,211
5,100	Cummins Inc	1,312,128
11,300	Oshkosh Corp	1,485,272
17,100	Westinghouse Air Brake Technologies Corp	1,415,196
	Total Machinery	5,637,807
	Multiline Retail – 1.2%
8,000	Target Corp	1,815,360

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Multi-Utilities – 1.5%
13,300	Ameren Corp	$1,119,860
45,000	CenterPoint Energy Inc	1,138,500
	Total Multi-Utilities	2,258,360
	Oil, Gas & Consumable Fuels – 3.6%
16,500	Diamondback Energy Inc	1,321,155
24,500	Marathon Petroleum Corp	1,514,100
8,800	Pioneer Natural Resources Co	1,339,272
29,000	Targa Resources Corp	1,126,940
	Total Oil, Gas & Consumable Fuels	5,301,467
	Personal Products – 1.0%
4,900	Estee Lauder Cos Inc	1,501,948
	Pharmaceuticals – 1.0%
8,300	Jazz Pharmaceuticals PLC, (2)	1,478,479
	Professional Services – 1.9%
16,400	Booz Allen Hamilton Holding Corp	1,392,852
10,400	Jacobs Engineering Group Inc	1,477,632
	Total Professional Services	2,870,484
	Real Estate Management & Development – 0.8%
14,000	CBRE Group Inc, (2)	1,228,920
	Road & Rail – 1.1%
7,500	Union Pacific Corp	1,685,475
	Semiconductors & Semiconductor Equipment – 5.0%
12,600	Applied Materials Inc	1,740,438
4,700	Broadcom Inc	2,219,951
8,300	Cree Inc, (2)	830,083
17,000	Intel Corp	971,040
2,600	Lam Research Corp	1,689,610
	Total Semiconductors & Semiconductor Equipment	7,451,122
	Software – 8.5%
12,700	Dolby Laboratories Inc	1,238,758
48,000	Dropbox Inc, (2)	1,312,800
3,400	HubSpot Inc, (2)	1,714,892
21,100	Microsoft Corp	5,268,248
3,600	ServiceNow Inc, (2)	1,705,968
5,800	Synopsys Inc, (2)	1,475,172
	Total Software	12,715,838

Shares	Description (1)	Value
	Specialty Retail – 2.4%
8,450	Best Buy Co Inc	$982,228
2,800	Home Depot Inc	892,948
8,700	Lowe's Cos Inc	1,695,021
	Total Specialty Retail	3,570,197
	Technology Hardware, Storage & Peripherals – 3.7%
33,500	Apple Inc	4,174,435
13,100	Dell Technologies Inc, (2)	1,292,184
	Total Technology Hardware, Storage & Peripherals	5,466,619
	Textiles, Apparel & Luxury Goods – 3.1%
27,200	Capri Holdings Ltd, (2)	1,542,512
10,500	NIKE Inc	1,432,830
83,000	Under Armour Inc, (2)	1,581,980
	Total Textiles, Apparel & Luxury Goods	4,557,322
	Trading Companies & Distributors – 1.0%
3,100	WW Grainger Inc	1,432,696
	Wireless Telecommunication Services – 1.1%
11,400	T-Mobile US Inc, (2)	1,612,530
	Total Long-Term Investments (cost $118,730,655)	152,766,713

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 19.1%
	REPURCHASE AGREEMENTS – 19.1%
$28,406	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/28/21, repurchase price $28,405,628, collateralized by $25,632,100, U.S. Treasury Inflation Index Notes, 0.125%, due 1/15/30, value $28,973,813	0.000%	6/01/21	$28,405,628
	Total Short-Term Investments (cost $28,405,628)			28,405,628
	Total Investments (cost $147,136,283) – 121.7%			181,172,341

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (30.1)% (3)
	Aerospace & Defense – (1.2)%
(3,100)	Axon Enterprise Inc, (2)	$(435,829)
(7,800)	BWX Technologies Inc	(487,812)
(3,000)	HEICO Corp	(421,380)
(6,600)	Mercury Systems Inc, (2)	(431,970)
	Total Aerospace & Defense	(1,776,991)

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Beverages – (0.7)%
(450)	Boston Beer Co Inc, (2)	$(476,172)
(6,300)	Brown-Forman Corp	(506,268)
	Total Beverages	(982,440)
	Biotechnology – (0.7)%
(3,800)	Acceleron Pharma Inc, (2)	(497,382)
(5,800)	Incyte Corp, (2)	(485,924)
	Total Biotechnology	(983,306)
	Building Products – (0.6)%
(10,100)	AZEK Co Inc, (2)	(439,653)
(5,000)	Trex Co Inc, (2)	(487,050)
	Total Building Products	(926,703)
	Capital Markets – (0.7)%
(9,000)	Apollo Global Management Inc	(516,060)
(12,000)	Carlyle Group Inc	(523,680)
	Total Capital Markets	(1,039,740)
	Chemicals – (0.9)%
(1,550)	Air Products and Chemicals Inc	(464,473)
(3,000)	Albemarle Corp	(501,240)
(1,500)	Ecolab Inc	(322,620)
	Total Chemicals	(1,288,333)
	Commercial Services & Supplies – (0.6)%
(3,200)	Copart Inc, (2)	(412,832)
(7,400)	IAA Inc, (2)	(421,578)
	Total Commercial Services & Supplies	(834,410)
	Consumer Finance – (0.3)%
(2,000)	LendingTree Inc, (2)	(410,500)
	Containers & Packaging – (0.6)%
(2,900)	AptarGroup Inc	(427,199)
(5,600)	Ball Corp	(460,096)
	Total Containers & Packaging	(887,295)
	Distributors – (0.3)%
(950)	Pool Corp	(414,723)
	Diversified Consumer Services – (0.6)%
(2,900)	Bright Horizons Family Solutions Inc, (2)	(400,867)
(5,400)	Chegg Inc, (2)	(415,314)
	Total Diversified Consumer Services	(816,181)

Shares	Description (1)	Value
	Electric Utilities – (0.8)%
(4,100)	Duke Energy Corp	$(410,902)
(44,000)	PG&E Corp, (2)	(446,160)
(4,200)	Southern Co	(268,464)
	Total Electric Utilities	(1,125,526)
	Electronic Equipment, Instruments & Components – (0.3)%
(11,500)	National Instruments Corp	(469,200)
	Entertainment – (0.3)%
(10,000)	Liberty Media Corp-Liberty Formula One, (2)	(446,500)
	Equity Real Estate Investment Trust – (1.6)%
(2,800)	Alexandria Real Estate Equities Inc	(499,128)
(12,500)	Americold Realty Trust	(475,250)
(3,200)	Digital Realty Trust Inc	(484,992)
(13,000)	Douglas Emmett Inc	(451,360)
(6,000)	Realty Income Corp	(410,400)
	Total Equity Real Estate Investment Trust	(2,321,130)
	Food & Staples Retailing – (0.3)%
(13,000)	US Foods Holding Corp, (2)	(506,220)
	Food Products – (0.6)%
(6,200)	Kellogg Co	(406,038)
(5,600)	McCormick & Co Inc/MD	(498,736)
	Total Food Products	(904,774)
	Gas Utilities – (0.3)%
(4,300)	Atmos Energy Corp	(426,431)
	Health Care Equipment & Supplies – (1.7)%
(1,400)	ABIOMED Inc, (2)	(398,412)
(4,900)	Edwards Lifesciences Corp, (2)	(469,910)
(1,550)	Penumbra Inc, (2)	(386,120)
(2,000)	ResMed Inc	(411,700)
(2,600)	STERIS PLC	(496,236)
(1,000)	Teleflex Inc	(402,190)
	Total Health Care Equipment & Supplies	(2,564,568)
	Health Care Providers & Services – (0.6)%
(4,800)	Encompass Health Corp	(411,792)
(15,000)	Premier Inc	(495,000)
	Total Health Care Providers & Services	(906,792)
	Health Care Technology – (0.3)%
(22,000)	Change Healthcare Inc, (2)	(515,680)

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – (1.7)%
(4,400)	Choice Hotels International Inc, (2)	$(532,004)
(1,000)	Domino's Pizza Inc	(426,870)
(5,700)	Hyatt Hotels Corp, (2)	(445,056)
(5,100)	Planet Fitness Inc, (2)	(401,727)
(2,400)	Starbucks Corp	(273,312)
(1,400)	Vail Resorts Inc, (2)	(457,632)
	Total Hotels, Restaurants & Leisure	(2,536,601)
	Household Products – (0.3)%
(5,700)	Church & Dwight Co Inc	(488,661)
	Insurance – (0.6)%
(1,400)	Aon PLC	(354,718)
(42,000)	GoHealth Inc, (2)	(477,540)
	Total Insurance	(832,258)
	Internet & Direct Marketing Retail – (0.2)%
(1,200)	Wayfair Inc, (2)	(367,848)
	IT Services – (2.2)%
(4,700)	Akamai Technologies Inc, (2)	(536,787)
(6,300)	Black Knight Inc, (2)	(462,357)
(2,600)	Broadridge Financial Solutions Inc	(414,648)
(1,900)	Globant SA, (2)	(413,953)
(3,200)	Jack Henry & Associates Inc	(493,280)
(5,200)	Leidos Holdings Inc	(534,300)
(24,000)	Switch Inc	(452,880)
	Total IT Services	(3,308,205)
	Life Sciences Tools & Services – (1.1)%
(11,000)	Adaptive Biotechnologies Corp, (2)	(415,910)
(11,000)	Berkeley Lights Inc, (2)	(478,500)
(1,000)	Bio-Techne Corp	(413,830)
(2,100)	Repligen Corp, (2)	(383,481)
	Total Life Sciences Tools & Services	(1,691,721)
	Machinery – (0.9)%
(5,600)	Graco Inc	(424,032)
(1,800)	IDEX Corp	(400,788)
(3,800)	Xylem Inc/NY	(448,856)
	Total Machinery	(1,273,676)
	Marine – (0.3)%
(7,600)	Kirby Corp, (2)	(496,508)

Shares	Description (1)	Value
	Media – (0.5)%
(225)	Cable One Inc	$(408,501)
(2,300)	Liberty Broadband Corp, (2)	(382,467)
	Total Media	(790,968)
	Multiline Retail – (0.2)%
(1,500)	Dollar General Corp	(304,440)
	Multi-Utilities – (0.3)%
(6,200)	Consolidated Edison Inc	(478,888)
	Oil, Gas & Consumable Fuels – (0.6)%
(22,000)	APA Corp	(457,600)
(7,400)	ONEOK Inc	(390,276)
	Total Oil, Gas & Consumable Fuels	(847,876)
	Pharmaceuticals – (1.1)%
(12,400)	Elanco Animal Health Inc, (2)	(446,152)
(10,900)	Royalty Pharma PLC	(437,308)
(21,000)	Viatris Inc	(320,040)
(2,300)	Zoetis Inc	(406,364)
	Total Pharmaceuticals	(1,609,864)
	Professional Services – (0.9)%
(450)	CoStar Group Inc, (2)	(384,300)
(19,800)	Dun & Bradstreet Holdings Inc, (2)	(425,106)
(5,000)	TransUnion	(535,000)
	Total Professional Services	(1,344,406)
	Semiconductors & Semiconductor Equipment – (1.2)%
(4,400)	Advanced Micro Devices Inc, (2)	(352,352)
(2,500)	Analog Devices Inc	(411,500)
(5,400)	First Solar Inc, (2)	(410,994)
(1,800)	QUALCOMM Inc	(242,172)
(2,100)	Skyworks Solutions Inc	(357,000)
	Total Semiconductors & Semiconductor Equipment	(1,774,018)

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Software – (2.5)%
(6,100)	Alteryx Inc, (2)	$(474,397)
(7,700)	CDK Global Inc	(403,018)
(5,600)	Ceridian HCM Holding Inc, (2)	(500,976)
(5,600)	Cloudflare Inc, (2)	(459,536)
(12,300)	Duck Creek Technologies Inc, (2)	(483,513)
(15,000)	Jamf Holding Corp, (2)	(520,200)
(16,000)	NortonLifeLock Inc	(442,560)
(4,100)	Pegasystems Inc	(484,374)
	Total Software	(3,768,574)
	Specialty Retail – (0.3)%
(10,800)	Vroom Inc, (2)	(477,468)
	Textiles, Apparel & Luxury Goods – (0.6)%
(1,300)	Lululemon Athletica Inc, (2)	(420,069)
(9,700)	Skechers USA Inc, (2)	(460,750)
	Total Textiles, Apparel & Luxury Goods	(880,819)
	Water Utilities – (0.6)%
(3,000)	American Water Works Co Inc	(465,060)
(10,200)	Essential Utilities Inc	(487,560)
	Total Water Utilities	(952,620)
	Total Common Stocks Sold Short (proceeds $43,569,819)	(44,772,862)
	Other Assets Less Liabilities – (21.7)%	(32,339,166)
	Net Assets – 100%	$148,833,175
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$152,766,713	$ —	$ —	$152,766,713
Short-Term Investments:
Repurchase Agreements	—	28,405,628	—	28,405,628
Common Stocks Sold Short	(44,772,862)	—	—	(44,772,862)
Total	$107,993,851	$28,405,628	$ —	$136,399,479

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $63,683,823 have been pledged as collateral for Common Stocks Sold Short.